Accounts Receivable and Other - Components of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Government authorities	$ 28,857	$ 102,008
Due from related parties	8,987	8,239
Prepaid expenses	7,075	6,252
Advances to suppliers	1,062	1,455
Interest receivable	825	3,314
Other	556	1,697
Other receivables and prepaid expenses	$ 47,362	$ 122,965